Impairments - Loss Allowance (Details) kr in Millions	6 Months Ended
Jun. 30, 2018 SEK (kr)
Increase (decrease) in financial assets [abstract]
Financial assets at beginning of period	kr 258,657
Financial assets at end of period	286,851
Expected credit losses individually assessed | Accumulated impairment
Increase (decrease) in financial assets [abstract]
Financial assets at beginning of period	(137)
Increases due to origination and acquisition	(6)
Net remeasurement of loss allowance	23
Transfer to stage 1	0
Transfer to stage 2	0
Transfer to stage 3	0
Decreases due to derecognition	13
Exchange-rate differences	(9)
Financial assets at end of period	(116)
Of which lending	(113)
Of which off balance	(3)
12-month expected credit losses | Expected credit losses individually assessed | Accumulated impairment
Increase (decrease) in financial assets [abstract]
Financial assets at beginning of period	(38)
Increases due to origination and acquisition	(6)
Net remeasurement of loss allowance	13
Transfer to stage 1	0
Transfer to stage 2	0
Transfer to stage 3	0
Decreases due to derecognition	4
Exchange-rate differences	(3)
Financial assets at end of period	(30)
Of which lending	(29)
Of which off balance	(1)
Lifetime expected credit losses | Expected credit losses individually assessed | Financial instruments not credit-impaired | Accumulated impairment
Increase (decrease) in financial assets [abstract]
Financial assets at beginning of period	(33)
Increases due to origination and acquisition	0
Net remeasurement of loss allowance	6
Transfer to stage 1	0
Transfer to stage 2	0
Transfer to stage 3	0
Decreases due to derecognition	9
Exchange-rate differences	(1)
Financial assets at end of period	(19)
Of which lending	(19)
Of which off balance	0
Lifetime expected credit losses | Expected credit losses individually assessed | Financial instruments credit-impaired | Accumulated impairment
Increase (decrease) in financial assets [abstract]
Financial assets at beginning of period	(66)
Increases due to origination and acquisition	0
Net remeasurement of loss allowance	4
Transfer to stage 2	0
Transfer to stage 3	0
Decreases due to derecognition	0
Exchange-rate differences	(5)
Financial assets at end of period	(67)
Of which lending	(65)
Of which off balance	kr (2)